Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Net loss	$ (4,445)	$ (3,989)
Adjustment to postretirement benefit obligation
Adjustment to postretirement benefit obligation		(5)
Currency translation adjustment:
Unrealized net change arising during period	(493)	(72)
Total other comprehensive loss	(493)	(77)
Comprehensive loss	(4,938)	(4,066)
FG Group Holdings Inc [Member]
Net loss			$ (14,641)	$ (7,154)
Adjustment to postretirement benefit obligation
Prior service credit			(24)	(24)
Net actuarial gain			7	5
Adjustment to postretirement benefit obligation			(17)	(19)
Removal of unrealized gain on available-for sale securities of equity method holding				(121)
Currency translation adjustment:
Unrealized net change arising during period			593	(1,370)
Total other comprehensive loss			576	(1,510)
Comprehensive loss			(14,065)	(8,664)
Comprehensive loss attributable to non-controlling interest			(564)
Comprehensive loss attributable to FG Group Holdings			(13,501)	(8,664)
Strong Global Entertainment Inc [Member]
Net loss	(73)	373	(1,910)	1,700
Currency translation adjustment:
Unrealized net change arising during period	(234)	(72)	(210)	(1,396)
Total other comprehensive loss	(234)	(72)	(210)	(1,396)
Comprehensive loss	$ (307)	$ 301	$ (2,120)	$ 304